November 1, 2001

                   DREYFUS PREMIER STATE MUNICIPAL BOND FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED SEPTEMBER 1, 2001

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT". UNLESS OTHERWISE NOTED BELOW, THE PRIMARY PORTFOLIO MANAGER FOR A SERIES OF THE FUND REMAINS THE SAME AS LISTED IN THE FUND'S PROSPECTUS:

      Effective November 1, 2001, James Welch became the primary portfolio manager of the Connecticut series and Massachusetts series. Mr. Welch joined
Dreyfus as a Senior Portfolio Manager in the Municipal Securities Group in October 2001. For the five years prior thereto, Mr. Welch was a Senior Vice President and member of the portfolio management team at Back Bay Advisors.

      Effective November 1, 2001, Scott Sprauer became the primary portfolio manager of the North Carolina series and Virginia series. Mr. Sprauer has been employed by Dreyfus and previously served as a portfolio manager for five state-specific Dreyfus municipal money market funds since October 1998. Prior to joining Dreyfus, he was an assistant portfolio manager - short term municipal bonds for Merrill Lynch Asset Management Corporation from 1993 to October 1997 and thereafter an associate trader and research analyst for Wealth Builders, Inc.

                                                                     PSTMBs1101



                                                            November 1, 2001


                  DREYFUS PREMIER STATE MUNICIPAL BOND FUND


              Supplement to Statement of Additional Information
                           Dated September 1, 2001



The following information supersedes and replaces any contrary information contained in the section of the Fund's Statement of Additional Information entitled "Management Arrangements":


The  Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas
J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Monica Weiboldt and James Welch.